Goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Goodwill
18. Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2022	$702	$389	$1,091
Changes in foreign exchange rates	—	27	27
December 31, 2022	$702	$416	$1,118
Changes in foreign exchange rates	—	(10)	(10)
December 31, 2023	$702	$406	$1,108

The results of our annual goodwill impairment analysis and key assumptions used are outlined in Note 9(a) for the steelmaking coal group of CGUs and Note 9(c) and (d) for the Quebrada Blanca CGU.